Goldman Sachs Tax-Advantaged Global Equity Portfolio Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	80 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
TAG Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.19%	9.57%	9.12%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.79%	10.40%	9.80%
Bloomberg U.S. Intermediate Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.41%	0.48%	1.48%
MSCI ACWI IMI Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.32%	9.66%	8.97%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.79%	10.67%	9.08%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.20%	10.18%	8.58%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	8.44%	7.19%